United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-7141

(Investment Company Act File Number)

Federated World Investment Series, Inc.
______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
 Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  11/30/11

Date of Reporting Period:  Six months ended 05/31/11

Item 1.                      Reports to Stockholders

Semi-Annual Shareholder Report
May 31, 2011

Share Class	Ticker
A	IHIAX
B	IHIBX
C	IHICX
F	IHIFX

Federated Emerging Market Debt Fund

(formerly, Federated International High Income Fund)

Fund Established 1996

A Portfolio of Federated World Investment Series, Inc.

Financial Highlights
Shareholder Expense Example
Portfolio of Investments Summary Table
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statement of Changes in Net Assets
Notes to Financial Statements
Evaluation and Approval of Advisory Contract
Voting Proxies on Fund Portfolio Securities
Quarterly Portfolio Schedule

1

Financial Highlights – Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2011	Year Ended November 30,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$9.33	$8.61	$5.87	$8.98	$9.45	$9.02
Income From Investment Operations:
Net investment income	0.28	0.63	0.49	0.58[1]	0.54	0.54
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.14	0.63	2.69	(2.87)	0.01	0.65
TOTAL FROM INVESTMENT OPERATIONS	0.42	1.26	3.18	(2.29)	0.55	1.19
Less Distributions:
Distributions from net investment income	(0.31)	(0.56)	(0.44)	(0.44)	(0.56)	(0.54)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	—	—	—	(0.37)	(0.46)	(0.22)
Return of capital[2]	—	—	—	(0.01)[1]	—	—
TOTAL DISTRIBUTIONS	(0.31)	(0.56)	(0.44)	(0.82)	(1.02)	(0.76)
Regulatory Settlement Proceeds	—	0.02[3]	—	—	—	—
Net Asset Value, End of Period	$9.44	$9.33	$8.61	$5.87	$8.98	$9.45
Total Return[4]	4.56%	15.38%[3]	55.69%	(27.91)%	6.12%	13.83%
Ratios to Average Net Assets:
Net expenses	1.25%[5]	1.25%	1.24%	1.16%	1.16%	1.16%
Net investment income	6.04%[5]	6.92%	8.03%	7.21%	5.87%	5.82%
Expense waiver/reimbursement[6]	0.40%[5]	0.43%	0.66%	0.61%	0.36%	0.32%
Supplemental Data:
Net assets, end of period (000 omitted)	$119,680	$129,378	$82,857	$53,008	$98,758	$113,935
Portfolio turnover	14%	26%	78%	69%	70%	77%
1	Per share numbers have been calculated using the average shares method.
2	Represents a return of capital for federal income tax purposes.
3	During the year ended November 30, 2010, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.12% on the total return.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2011	Year Ended November 30,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$9.32	$8.60	$5.87	$8.98	$9.45	$9.02
Income From Investment Operations:
Net investment income	0.24	0.58	0.42	0.52[1]	0.47	0.48
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.14	0.61	2.70	(2.87)	0.01	0.64
TOTAL FROM INVESTMENT OPERATIONS	0.38	1.19	3.12	(2.35)	0.48	1.12
Less Distributions:
Distributions from net investment income	(0.27)	(0.49)	(0.39)	(0.38)	(0.49)	(0.47)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	—	—	—	(0.37)	(0.46)	(0.22)
Return of capital[2]	—	—	—	(0.01)[1]	—	—
TOTAL DISTRIBUTIONS	(0.27)	(0.49)	(0.39)	(0.76)	(0.95)	(0.69)
Regulatory Settlement Proceeds	—	0.02[3]	—	—	—	—
Net Asset Value, End of Period	$9.43	$9.32	$8.60	$5.87	$8.98	$9.45
Total Return[4]	4.17%	14.53%[3]	54.45%	(28.41)%	5.31%	12.95%
Ratios to Average Net Assets:
Net expenses	2.00%[5]	2.00%	1.99%	1.91%	1.94%	1.93%
Net investment income	5.31%[5]	6.56%	7.34%	6.43%	5.08%	5.05%
Expense waiver/reimbursement[6]	0.40%[5]	0.45%	0.68%	0.61%	0.35%	0.32%
Supplemental Data:
Net assets, end of period (000 omitted)	$12,791	$14,307	$15,556	$14,160	$31,624	$42,902
Portfolio turnover	14%	26%	78%	69%	70%	77%
1	Per share numbers have been calculated using the average shares method.
2	Represents a return of capital for federal income tax purposes.
3	During the year ended November 30, 2010, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.36% on the total return.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2011	Year Ended November 30,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$9.30	$8.58	$5.86	$8.97	$9.44	$9.01
Income From Investment Operations:
Net investment income	0.24	0.56	0.43	0.52[1]	0.47	0.48
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.14	0.63	2.68	(2.87)	0.01	0.64
TOTAL FROM INVESTMENT OPERATIONS	0.38	1.19	3.11	(2.35)	0.48	1.12
Less Distributions:
Distributions from net investment income	(0.27)	(0.49)	(0.39)	(0.38)	(0.49)	(0.47)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	—	—	—	(0.37)	(0.46)	(0.22)
Return of capital[2]	—	—	—	(0.01)[1]	—	—
TOTAL DISTRIBUTIONS	(0.27)	(0.49)	(0.39)	(0.76)	(0.95)	(0.69)
Regulatory Settlement Proceeds	—	0.02[3]	—	—	—	—
Net Asset Value, End of Period	$9.41	$9.30	$8.58	$5.86	$8.97	$9.44
Total Return[4]	4.18%	14.57%[3]	54.38%	28.44%	5.33%	12.97%
Ratios to Average Net Assets:
Net expenses	2.00%[5]	2.00%	1.99%	1.91%	1.93%	1.93%
Net investment income	5.30%[5]	6.41%	7.18%	6.48%	5.08%	5.07%
Expense waiver/reimbursement[6]	0.40%[5]	0.45%	0.66%	0.61%	0.36%	0.32%
Supplemental Data:
Net assets, end of period (000 omitted)	$28,835	$27,261	$21,745	$14,661	$27,508	$27,979
Portfolio turnover	14%	26%	78%	69%	70%	77%
1	Per share numbers have been calculated using the average shares method.
2	Represents a return of capital for federal income tax purposes.
3	During the year ended November 30, 2010, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.11% on the total return.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Class F Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2011	Year Ended November 30,			Period Ended 11/30/2007[1]
		2010	2009	2008
Net Asset Value, Beginning of Period	$9.34	$8.62	$5.88	$8.98	$9.23
Income From Investment Operations:
Net investment income	0.28	0.63	0.53	0.58[2]	0.26
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.13	0.63	2.65	(2.86)	(0.25)
TOTAL FROM INVESTMENT OPERATIONS	0.41	1.26	3.18	(2.28)	0.01
Less Distributions:
Distributions from net investment income	(0.30)	(0.56)	(0.44)	(0.44)	(0.26)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	—	—	—	(0.37)	—
Return of capital[3]	—	—	—	(0.01)[2]	—
TOTAL DISTRIBUTIONS	(0.30)	(0.56)	(0.44)	(0.82)	(0.26)
Regulatory Settlement Proceeds	—	0.02[4]	—	—	—
Net Asset Value, End of Period	$9.45	$9.34	$8.62	$5.88	$8.98
Total Return[5]	4.55%	15.36%[4]	55.61%	(27.77)%	0.13%
Ratios to Average Net Assets:
Net expenses	1.25%[6]	1.25%	1.22%	1.14%	1.21%[6]
Net investment income	6.03%[6]	7.06%	9.15%	7.40%	5.22%[6]
Expense waiver/reimbursement[7]	0.41%[6]	0.44%	0.68%	0.61%	0.45%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$3,870	$1,781	$929	$837	$540
Portfolio turnover	14%	26%	78%	69%	70%[8]
1	Reflects operations for the period from May 31, 2007 (start of performance) to November 30, 2007.
2	Per share numbers have been calculated using the average shares method.
3	Represents a return of capital for federal income tax purposes.
4	During the year ended November 30, 2010, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.11% on the total return.
5	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
8	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal year ended November 30, 2007.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2010 to May 31, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 12/1/2010	Ending Account Value 5/31/2011	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,045.60	$6.37
Class B Shares	$1,000	$1,041.70	$10.18
Class C Shares	$1,000	$1,041.80	$10.18
Class F Shares	$1,000	$1,045.50	$6.37
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.70	$6.29
Class B Shares	$1,000	$1,014.96	$10.05
Class C Shares	$1,000	$1,014.96	$10.05
Class F Shares	$1,000	$1,018.70	$6.29
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.25%
Class B Shares	2.00%
Class C Shares	2.00%
Class F Shares	1.25%
Semi-Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)

At May 31, 2011, the Fund's issuer country exposure composition was as follows:

Country	Exposure as a Percentage of Total Net Assets[1]
Brazil	14.9%
Mexico	10.7%
Russia	8.6%
Turkey	8.2%
Venezuela	8.1%
Argentina	7.7%
Peru	6.1%
Indonesia	4.8%
Colombia	4.3%
Uruguay	3.2%
Panama	2.7%
Qatar	2.1%
Philippines	2.0%
United Arab Emirates	1.9%
Dominican Republic	1.6%
Chile	1.3%
Egypt	0.9%
Kazakhstan	1.5%
Bermuda	0.8%
El Salvador	0.8%
Senegal	0.7%
Hungary	0.6%
Croatia	0.6%
Trinidad and Tobago	0.6%
Belize	0.4%
Sri Lanka	0.4%
Ghana	0.4%
United States	1.3%
Ukraine	0.3%
Derivative Contracts[2]	1.2%
Cash Equivalents[3]	1.2%
Other Assets and Liabilities — Net[4]	0.1%
TOTAL	100.0%

Semi-Annual Shareholder Report

1	This table depicts the Fund's exposure to various countries through its investment in foreign fixed income securities, along with the Fund's holdings of cash equivalents and other assets and liabilities. With respect to foreign corporate fixed-income securities, country allocations are based primarily on the country in which the issuing company has registered the security. However, the Fund's Adviser may allocate the Issuer to a country based on other factors such as the location of the company's head office, the jurisdiction of the company's incorporation, the location of the principal trading market for the company's securities or the country from which a majority of the company's revenue is derived.
2	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3	Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements. This does not include cash held in the Fund that is denominated in foreign currencies. See the Statement of Assets and Liabilities for information regarding the Fund's foreign cash position.
4	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.

Semi-Annual Shareholder Report

Portfolio of Investments

May 31, 2011 (unaudited)

Shares or Foreign Currency Par Amount			Value in U.S. Dollars
		COMMON STOCK – 0.0%
		Cable & Wireless Television – 0.0%
2,500	[1]	Satelites Mexicanos SA, Class INS (IDENTIFIED COST $927,252)	37,500
		CORPORATE BONDS – 34.9%
		Banking – 2.6%
2,800,000	[2,3]	Banco Credito del Peru, Sr. Note, Series 144A, 5.375%, 9/16/2020	2,674,000
1,500,000	[2,3]	VTB Capital SA, Bond, Series 144A, 6.25%, 6/30/2035	1,595,407
		TOTAL	4,269,407
		Broadcast Radio & TV – 1.6%
2,000,000		Grupo Televisa SA, Sr. Note, 8.50%, 3/11/2032	2,593,874
		Building & Development – 1.0%
1,500,000		Odebrecht Finance Ltd., Series REGS, 7.00%, 4/21/2020	1,649,999
		Building Materials – 1.0%
615,000	[2,3]	Rearden G Holdings EINS GmbH, Company Guarantee, Series 144A, 7.875%, 3/30/2020	677,238
1,000,000	[2,3]	Votorantim Celulose e Papel SA, Company Guarantee, Series 144A, 7.25%, 4/5/2041	995,077
		TOTAL	1,672,315
		Chemicals & Plastics – 0.5%
800,000	[2,3]	Braskem Finance Ltd., Company Guarantee, Series 144A, 5.75%, 4/15/2021	804,000
		Conglomerate – 1.6%
1,000,000	[2,3]	Gruposura Finance, Company Guarantee, Series 144A, 5.70%, 5/18/2021	997,500
1,500,000		Voto-Votorantim O/S Trad, Series REGS, 6.625%, 9/25/2019	1,578,750
		TOTAL	2,576,250
		Container & Glass Products – 1.6%
1,300,000	[1,4]	Vitro SA, Note, 11.75%, 11/1/2013	1,020,500
2,000,000	[1,4]	Vitro SA, Sr. Unsecd. Note, 9.125%, 2/1/2017	1,570,000
		TOTAL	2,590,500
		Metals & Mining – 3.1%
1,300,000	[2,3]	Bumi Investment PTE Ltd., Company Guarantee, Series 144A, 10.75%, 10/6/2017	1,491,750
3,250,000		Vale Overseas Ltd., 6.875%, 11/21/2036	3,593,450
		TOTAL	5,085,200
Semi-Annual Shareholder Report

Shares or Foreign Currency Par Amount			Value in U.S. Dollars
		Mortgage Banks – 1.0%
1,500,000	[2,3]	Credito Real, SA de CV, Sr. Note, Series 144A, 10.25%, 4/14/2015	1,620,001
		Oil & Gas – 8.0%
1,000,000	[2,3]	CITGO Petroleum Corp., Sr. Secd. Note, Series 144A, 11.50%, 7/1/2017	1,160,000
700,000		Ecopetrol SA, Note, 7.625%, 7/23/2019	833,875
1,000,000	[2,3]	Empresa Nacional del Petroleo, Note, Series 144A, 5.25%, 8/10/2020	1,013,599
1,000,000	[2,3]	IPIC GMTN, Ltd., Company Guarantee, Series 144A, 5.00%, 11/15/2020	1,011,095
1,000,000	[2,3]	KazMunaiGaz Finance Sub B.V., Company Guarantee, Series 144A, 6.375%, 4/9/2021	1,071,450
1,000,000	[2,3]	Lukoil International Finance BV, Company Guarantee, Series 144A, 6.125%, 11/9/2020	1,047,500
2,000,000		Pemex Project Funding Master, Company Guarantee, 6.625%, 6/15/2035	2,117,311
5,700,000		Petroleos de Venezuela, S.A., Company Guarantee, Series REGS, 8.50%, 11/2/2017	4,032,750
916,667		Petroleum Co. of Trinidad and Tobago Ltd., Sr Unsecd. Note, Series REGS, 6.00%, 5/8/2022	939,583
		TOTAL	13,227,163
		Paper Products – 1.3%
1,000,000	[2,3]	Fibria Overseas Finance, Company Guarantee, Series 144A, 6.75%, 3/3/2021	1,068,750
1,000,000	[2,3]	Fibria Overseas Finance, Company Guarantee, Series 144A, 7.50%, 5/4/2020	1,114,600
		TOTAL	2,183,350
		Pharmaceuticals – 0.6%
1,000,000	[2,3]	Hypermarcas SA, Note, Series 144A, 6.50%, 4/20/2021	1,002,500
		Real Estate – 1.2%
1,900,000	[2,3]	Qatari Diar Finance QSC, Foreign Gov't. Guarantee, Series 144A, 5.00%, 7/21/2020	1,948,724
		Telecommunications & Cellular – 6.1%
650,000	[2]	Digicel Ltd., Sr. Note, Series 144A, 10.50%, 4/15/2018	737,750
600,000	[2]	Digicel Ltd., Sr. Note, Series 144A, 8.25%, 9/1/2017	633,000
1,000,000	[2,3]	Indosat Palapa Co. B.V., Company Guarantee, Series 144A, 7.375%, 7/29/2020	1,118,800
850,000		Maxcom Telecomunicacione, Series B, 11.00%, 12/15/2014	701,250
1,500,000	[2,3]	MTS International Funding Ltd., Sr. Unsecd. Note, Series 144A, 8.625%, 6/22/2020	1,723,545
500,000	[2,3]	Qtel International Finance Ltd., Bank Guarantee, Series 144A, 5.00%, 10/19/2025	474,923
Semi-Annual Shareholder Report

Shares or Foreign Currency Par Amount			Value in U.S. Dollars
1,000,000	[2,3]	Qtel International Finance Ltd., Company Guarantee, Series 144A, 4.75%, 2/16/2021	980,769
1,400,000	[2,3]	Telemar Norte Leste SA, Sr. Unsecd. Note, Series 144A, 5.50%, 10/23/2020	1,380,680
1,200,000	[2,3]	Telemovil Finance Co., Ltd., Company Guarantee, Series 144A, 8.00%, 10/1/2017	1,264,800
1,000,000		VIP FIN (Vimpelcom), Series REGS, 9.125%, 4/30/2018	1,150,750
		TOTAL	10,166,267
		Utilities – 3.7%
1,780,000	[2,3]	Comision Fed De Electric, Sr. Note, Series 144A, 4.875%, 5/26/2021	1,768,875
500,000	[2,3]	DTEK Finance BV, Company Guarantee, Series 144A, 9.50%, 4/28/2015	540,415
2,000,000	[2,3]	Dubai Electricity & Water, Sr. Unsecd. Note, Series 144A, 7.375%, 10/21/2020	2,066,962
3,126,000,000	[2,3]	Empresas Public Medelllin, Sr. Unsecd. Note, Series 144A, 8.375%, 2/1/2021	1,803,342
		TOTAL	6,179,594
		TOTAL CORPORATE BONDS (IDENTIFIED COST $55,030,027)	57,569,144
		FLOATING RATE LOAN – 0.2%
600,000	[5]	Carolbrl, 4.003%, 9/28/2011 (IDENTIFIED COST $589,555)	336,000
		GOVERNMENTS/AGENCIES – 61.4%
17,500,000		Argentina, Government of, Note, 1.00%, 12/15/2035	2,205,000
12,033,799		Argentina, Government of, Note, 8.28%, 12/31/2033	10,559,659
815,000		Belize, Government of, Unsub., 6.00%, 2/20/2029	684,600
1,500,000		Brazil, Government of, Note, 6.00%, 5/15/2015	1,908,545
14,050,000		Brazil, Government of, Note, 10.00%, 1/1/2017	8,418,111
545,000	[2,3]	Central Bank of Nigeria, Note, 6.75%, 1/28/2021	566,800
507,000,000		Chile, Government of, Note, 5.50%, 8/5/2020	1,098,200
2,400,000		Colombia, Government of, 7.375%, 9/18/2037	2,979,600
400,000		Colombia, Government of, Bond, 6.125%, 1/18/2041	431,637
900,000	[2,3]	Croatia, Government of, Note, Series 144A, 6.625%, 7/14/2020	953,775
2,500,000		Dominican Republic, Government of, Sr. Unsecd. Note, 7.50%, 5/6/2021	2,637,500
480,000	[2,3]	Egypt, Government of, Note, Series 144A, 5.75%, 4/29/2020	477,600
1,050,000	[2,3]	Egypt, Government of, Note, Series 144A, 6.875%, 4/30/2040	1,002,750
550,000		Ghana, Government of, Unsecd. Note, 8.50%, 10/4/2017	616,000
1,000,000		Hungary, Government of, 6.375%, 3/29/2021	1,047,500
Semi-Annual Shareholder Report

Shares or Foreign Currency Par Amount			Value in U.S. Dollars
1,800,000		Indonesia, Government of, 6.625%, 2/17/2037	2,003,670
2,500,000	[2,3]	Indonesia, Government of, Series 144A, 8.50%, 10/12/2035	3,337,500
1,350,000	[2,3]	Kazakhstan, Government of, Series 144A, Company Guarantee, 6.375%, 10/6/2020	1,439,438
15,000,000		Mexico, Government of, Bond, 10.00%, 12/5/2024	1,624,070
3,750,000		Panama, Government of, 6.70%, 1/26/2036	4,392,496
4,276,000		Peru, Government of, 6.55%, 3/14/2037	4,739,946
6,825,000		Peru, Government of, Sr. Unsecd. Note, 7.84%, 8/12/2020	2,667,255
88,000,000		Philippines, Government of, Sr. Uncecd. Note, 4.95%, 1/15/2021	2,059,639
1,300,000		Philippines, Government of, Sr. Unsecd. Note, 5.50%, 3/30/2026	1,316,250
4,220,000		Republica Oriental del Uruguay, 7.625%, 3/21/2036	5,264,450
3,000,000	[2,3]	Russia, Government of, Bond, Series 144A, 5.00%, 4/29/2020	3,072,375
4,800,750		Russia, Government of, Unsub., 7.50%, 3/31/2030	5,659,844
1,075,000	[2,3]	Senegal, Government of, Sr. Unsecd. Note, Series 144A, 8.75%, 5/13/2021	1,132,781
650,000	[2,3]	Sri Lanka, Government of, Sr. Unsecd. Note, Series 144A, 6.25%, 10/4/2020	653,250
4,200,000		Turkey, Government of, 14.00%, 9/26/2012	2,797,456
6,930,000		Turkey, Government of, 6.875%, 3/17/2036	7,636,860
3,000,000		Turkey, Government of, Bond, 5.625%, 3/30/2021	3,161,250
4,000,000		United Mexican States, 6.75%, 9/27/2034	4,665,801
1,500,000		Venezuela, Government of, 10.75%, 9/19/2013	1,495,500
9,950,000		Venezuela, Government of, 9.375%, 1/13/2034	6,751,075
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $92,281,426)	101,458,183
		U.S. TREASURY – 1.0%
825,000	[6]	United States Treasury Bill, 0.055%, 7/21/2011	824,982
770,000	[6]	United States Treasury Bill, 0.160%, 6/2/2011	769,999
		TOTAL U.S. TREASURY (IDENTIFIED COST $1,594,934)	1,594,981
		MUTUAL FUND – 1.2%
1,972,475	[7,8]	Federated Prime Value Obligations Fund, Institutional Shares, 0.14% (AT NET ASSET VALUE)	1,972,475
		TOTAL INVESTMENTS — 98.7% (IDENTIFIED COST $152,395,669)[9]	162,968,283
		OTHER ASSETS AND LIABILITIES - NET — 1.3%[10]	2,207,632
		TOTAL NET ASSETS — 100.0%	$165,175,915

Semi-Annual Shareholder Report

At May 31, 2011, the Fund had the following open swap contracts:

Credit Default Swaps Counterparty	Barclays Capital, Inc.	Citigroup Global Markets, Inc.	Standard Chartered Bank
Reference Entity	Series 14 Emerging Market Index	Series 14 Emerging Market Index	Series 14 Emerging Market Index
Buy/Sell	Buy	Buy	Buy
Pay/Receive Fixed Rate	5.00%	5.00%	5.00%
Expiration Date	12/20/2015	12/20/2015	12/20/2015
Implied Credit Spread at 5/31/2011[11]	5.16%	5.16%	5.16%
Notional Amount	$5,800,000	$5,150,000	$5,800,000
Market Value	$(710,210)	$(630,617)	$(710,210)
Upfront Premium Received	$748,200	$661,775	$739,500
Unrealized Appreciation	$37,990	$31,158	$29,290
1	Non-income producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2011, these restricted securities amounted to $48,423,321, which represented 29.3% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At May 31, 2011, these liquid restricted securities amounted to $47,052,571, which represented 28.5% of total net assets.
4	Issuer in default.
5	The rate shown represents a weighted average coupon rate on settled positions at year end. Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
6	Discount rate at the time of purchase.
7	Affiliated holding.
8	7-Day net yield.
9	The cost of investments for federal tax purposes amounts to $152,148,794.
10	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
11	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2011.

Semi-Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments In Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
International	$ —	$37,500	$ —	$37,500
Debt Securities:
Corporate Bonds	—	57,569,144	—	57,569,144
Floating Rate Loan	—	336,000	—	336,000
Governments/Agencies	—	101,458,183	—	101,458,183
U.S. Treasury	—	1,594,981	—	1,594,981
Mutual Fund	1,972,475	—	—	1,972,475
TOTAL SECURITIES	$1,972,475	$160,995,808	$ —	$162,968,283
OTHER FINANCIAL INSTRUMENTS*	$ —	$(2,051,037)	$ —	$(2,051,037)
*	Other financial instruments include credit default swaps.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Assets and Liabilities

May 31, 2011 (unaudited)

Assets:
Total investments in securities, at value including $1,972,475 of investment in an affiliated holding (Note 5) (identified cost $152,395,669)		$162,968,283
Cash denominated in foreign currencies (identified cost $325,304)		325,769
Income receivable		3,307,215
Receivable for investments sold		624,698
Receivable for shares sold		551,393
TOTAL ASSETS		167,777,358
Liabilities:
Swaps, at value (net premium received of $2,149,475)	$2,051,037
Payable for shares redeemed	250,290
Payable for periodic payments for swap contracts	167,528
Payable for shareholder services fee (Note 5)	29,620
Payable for distribution services fee (Note 5)	26,338
Accrued expenses	76,630
TOTAL LIABILITIES		2,601,443
Net assets for 17,503,286 shares outstanding		$165,175,915
Net Assets Consist of:
Paid-in capital		$156,613,433
Net unrealized appreciation of investments, swap contracts and translation of assets and liabilities in foreign currency		10,567,938
Accumulated net realized loss on investments, futures contracts, swap contracts and foreign currency transactions		(2,036,434)
Undistributed net investment income		30,978
TOTAL NET ASSETS		$165,175,915
Semi-Annual Shareholder Report

Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($119,679,735 ÷ 12,673,303 shares outstanding), $0.001 par value, 100,000,000 shares authorized	$9.44
Offering price per share (100/95.50 of $9.44)	$9.88
Redemption proceeds per share	$9.44
Class B Shares:
Net asset value per share ($12,790,932 ÷ 1,356,766 shares outstanding), $0.001 par value, 100,000,000 shares authorized	$9.43
Offering price per share	$9.43
Redemption proceeds per share (94.50/100 of $9.43)	$8.91
Class C Shares:
Net asset value per share ($28,835,142 ÷ 3,063,714 shares outstanding), $0.001 par value, 100,000,000 shares authorized	$9.41
Offering price per share	$9.41
Redemption proceeds per share (99.00/100 of $9.41)	$9.32
Class F Shares:
Net asset value per share ($3,870,106 ÷ 409,503 shares outstanding), $0.001 par value,100,000,000 shares authorized	$9.45
Offering price per share (100/99.00 of $9.45)	$9.55
Redemption proceeds per share (99.00/100 of $9.45)	$9.36

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Operations

Six Months Ended May 31, 2011 (unaudited)

Investment Income:
Dividends received from affiliated holdings (Note 5)		$13,678
Interest (net of foreign taxes withheld of $9,865)		5,903,716
TOTAL INCOME		5,917,394
Expenses:
Investment adviser fee (Note 5)	$690,289
Administrative fee (Note 5)	134,631
Custodian fees	40,955
Transfer and dividend disbursing agent fees and expenses	123,714
Directors'/Trustees' fees	2,348
Auditing fees	14,020
Legal fees	3,316
Portfolio accounting fees	58,791
Distribution services fee (Note 5)	153,069
Shareholder services fee (Note 5)	196,176
Account administration fee (Note 2)	746
Share registration costs	40,264
Printing and postage	19,737
Insurance premiums	2,234
Taxes	6,431
Miscellaneous	2,132
TOTAL EXPENSES	1,488,853
Semi-Annual Shareholder Report

Statement of Operations — continued
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(296,172)
Waiver of administrative fee	(26,612)
TOTAL WAIVERS AND REIMBURSEMENTS		$(322,784)
Net expenses			$1,166,069
Net investment income			4,751,325
Realized and Unrealized Gain (Loss) on Investments, Swap Contracts and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (including realized loss of $(4,148) on sale of investments in an affiliated issuer (Note 5))			1,296,598
Net realized loss on swap contracts			(219,485)
Realized gain distribution from affiliated investment company shares			1,162
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			1,152,265
Net change in unrealized appreciation on swap contracts			98,438
Net realized and unrealized gain on investments, swap contracts and foreign currency transactions			2,328,978
Change in net assets resulting from operations			$7,080,303

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2011	Year Ended 11/30/2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,751,325	$9,539,188[1]
Net realized gain on investments, swap contracts and foreign currency transactions	1,078,275	265,243[1]
Net change in unrealized appreciation/depreciation of investments, swap contracts and translation of assets and liabilities in foreign currency	1,250,703	8,546,717[1]
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	7,080,303	18,351,148
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(3,890,722)	(6,068,916)
Class B Shares	(386,442)	(808,792)
Class C Shares	(802,549)	(1,290,285)
Class F Shares	(97,180)	(74,831)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(5,176,893)	(8,242,824)
Share Transactions:
Proceeds from sale of shares	39,885,592	119,102,240
Net asset value of shares issued to shareholders in payment of distributions declared	3,664,770	5,867,146
Cost of shares redeemed	(53,004,771)	(83,705,322)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(9,454,409)	41,264,064
Regulatory Settlement Proceeds:
Net increase from regulatory settlement (Note 10)	—	268,530
Change in net assets	(7,550,999)	51,640,918
Net Assets:
Beginning of period	172,726,914	121,085,996
End of period (including undistributed net investment income of $30,978 and $456,546, respectively)	$165,175,915	$172,726,914
1	Due to a misclassification previously reported, the Fund reclassified discount accretion/amortization on long-term debt securities for the year ended November 30, 2010, to allow proper comparison from year to year. Net assets were not affected by this reclassification.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Notes to Financial Statements

May 31, 2011 (unaudited)

1. Organization

Federated World Investment Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Emerging Market Debt Fund (formerly, Federated International High Income Fund) (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class F Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The primary investment objective of the Fund is to seek a high level of current income. The Fund has a secondary objective of capital appreciation.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Shares of other mutual funds are valued based upon their reported NAVs.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

Semi-Annual Shareholder Report

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Semi-Annual Shareholder Report

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or subcustodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear distribution services fees, shareholder services fees and account administration fees unique to those classes. For the six months ended May 31, 2011, account administration fees for the Fund were as follows:

Account Administration Fees Incurred
Class A Shares	$746

Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Semi-Annual Shareholder Report

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2011, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Swap Contracts

Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a determined period of time. The Fund may enter into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.

The Fund uses credit default swaps to manage exposure to a given issuer or sector by either selling protection to increase exposure, or buying protection to reduce exposure. The “buyer” in a credit default is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value,” of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of the value Semi-Annual Shareholder Report and recourse in the event of default or bankruptcy/solvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund's maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.

Swap contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

At May 31, 2011, the Fund had no outstanding futures contracts.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may also enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At May 31, 2011, the Fund had no outstanding foreign exchange contracts.

Semi-Annual Shareholder Report

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at May 31, 2011, is as follows:

Security	Acquisition Date	Acquisition Cost	Market Value
Digicel Ltd., Sr. Note, 10.50%, 4/15/2018	3/16/2010	$650,000	$737,750
Digicel Ltd., Sr. Note, Series 144A, 8.25%, 9/1/2017	11/23/2009	$591,750	$633,000
Semi-Annual Shareholder Report

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
	Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Credit contracts	Swaps, at value	$2,051,037

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2011

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Forward Currency Contracts	Credit Default Swap Contracts	Total
Foreign exchange contracts	$(27,388)	—	$(27,388)
Credit contracts	—	$(219,485)	$(219,485)
TOTAL	$(27,388)	$(219,485)	$(246,873)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Forward Currency Contracts	Credit Default Swap Contracts	Total
Foreign exchange contracts	$79,273	—	$79,273
Credit contracts	—	$98,438	$98,438
TOTAL	$79,273	$98,438	$177,711

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Semi-Annual Shareholder Report

3. Capital Stock

The following tables summarize capital stock activity:

	Six Months Ended 5/31/2011		Year Ended 11/30/2010
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	3,514,949	$32,617,533	11,880,221	$107,497,866
Shares issued to shareholders in payment of distributions declared	296,486	2,742,681	495,504	4,408,541
Shares redeemed	(5,000,242)	(46,422,753)	(8,137,498)	(72,801,466)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(1,188,807)	$(11,062,539)	4,238,227	$39,104,941

	Six Months Ended 5/31/2011		Year Ended 11/30/2010
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	130,946	$1,214,095	312,622	$2,830,710
Shares issued to shareholders in payment of distributions declared	33,494	309,333	70,489	622,448
Shares redeemed	(343,151)	(3,183,173)	(656,991)	(5,813,518)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(178,711)	$(1,659,745)	(273,880)	$(2,360,360)

	Six Months Ended 5/31/2011		Year Ended 11/30/2010
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	410,628	$3,802,654	868,169	$7,878,677
Shares issued to shareholders in payment of distributions declared	56,376	519,840	86,419	765,728
Shares redeemed	(333,651)	(3,089,297)	(557,228)	(4,880,232)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	133,353	$1,233,197	397,360	$3,764,173
Semi-Annual Shareholder Report

	Six Months Ended 5/31/2011		Year Ended 11/30/2010
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	242,126	$2,251,310	98,170	$894,987
Shares issued to shareholders in payment of distributions declared	10,032	92,916	7,905	70,429
Shares redeemed	(33,335)	(309,548)	(23,161)	(210,106)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	218,823	$2,034,678	82,914	$755,310
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(1,015,342)	$(9,454,409)	4,444,621	$41,264,064

4. Federal Tax Information

At May 31, 2011, the cost of investments for federal tax purposes was $152,148,794. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates and swap contracts was $10,819,489. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $15,468,882 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,649,393.

At November 30, 2010, the Fund had a capital loss carryforward of $2,537,730 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2016	$981,602
2017	$1,556,128

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Semi-Annual Shareholder Report

5. Investment Adviser Fee and Other TransactionS With Affiliates

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.85% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2011, the Adviser voluntarily waived $294,910 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. The net fee paid to FAS was 0.133% of average daily net assets of the Fund. For the six months ended May 31, 2011, FAS waived $26,612 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%

Semi-Annual Shareholder Report

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2011, distribution service fees for the Fund were as follows:

Distribution Services Fees Incurred
Class B Shares	$49,481
Class C Shares	103,588
TOTAL	$153,069

For the six months ended May 31, 2011, the Fund's Class A Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Directors. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2011, FSC retained $20,729 of fees paid by the Fund.

Sales Charges

Front-end sales charges and contingent deferred sales charges do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2011, FSC retained $20,583 in sales charges from the sale of Class A Shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended May 31, 2011, Service Fees for the Fund were as follows:

Service Fees Incurred
Class A Shares	$141,716
Class B Shares	16,464
Class C Shares	34,336
Class F Shares	3,660
TOTAL	$196,176

For the six months ended May 31, 2011, FSSC received $2,322 of fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares (after the voluntary waivers and reimbursements) will not exceed 1.25%, 2.00%, 2.00% and 1.25% (the “Fee Limit”), respectively, through the later of (the Semi-Annual Shareholder Report

“Termination Date”): (a) January 31, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated, or the Fee Limit increased, prior to the Termination Date with the agreement of the Directors.

General

Certain Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended May 31, 2011, the Adviser reimbursed $1,262. Transactions with the affiliated holdings during the six months ended May 31, 2011, were as follows:

Affiliates	Balance of Shares Held 11/30/2010	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 5/31/2011	Value	Dividend Income
Federated Prime Value Obligations Fund, Institutional Shares	1,552,179	36,091,901	35,671,605	1,972,475	$1,972,475	$3,912
Federated Project and Trade Finance Core Fund	104,936	1,097	106,033	—	—	$10,928*
TOTAL OF AFFILIATED TRANSACTIONS	1,657,115	36,092,998	35,777,638	1,972,475	$1,972,475	$14,840
*	Includes a capital gain distribution of $1,162.

6. Investment Transactions

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2011, were as follows:

Purchases	$71,403,997
Sales	$21,308,352

7. Concentration of Risk

The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

Semi-Annual Shareholder Report

8. Line of Credit

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of May 31, 2011, there were no outstanding loans. During the six months ended May 31, 2011, the Fund did not utilize the LOC.

9. Interfund Lending

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2011, there were no outstanding loans. During the six months ended May 31, 2011, the program was not utilized.

10. Regulatory Settlement Proceeds

The Fund received $268,530 for the year ended November 30, 2010, in settlement of administrative proceedings against other unaffiliated third parties involving findings by the SEC of market timing and/or late trading of mutual funds. The settlement is recorded as an increase to paid-in capital in the accompanying financial statements.

Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract – May 2011

FEDERATed EMERGING MARKET DEBT FUND (the “Fund”)

(formerly, Federated International High Income Fund)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2011. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

Semi-Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the one-year, three-year and five-year periods covered by the Evaluation, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

Semi-Annual Shareholder Report

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are reasonable and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes Semi-Annual Shareholder Report were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report

Federated Emerging Market Debt Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31428U771
Cusip 31428U763
Cusip 31428U755
Cusip 31428U649

G01949-02 (7/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  © Federated Investors, Inc.

Semi-Annual Shareholder Report
May 31, 2011

Share Class	Ticker
A	FGFAX
B	FGFBX
C	FGFCX
IS	FGFLX

Federated International Leaders Fund

Fund Established 1998

A Portfolio of Federated World Investment Series, Inc.

Financial Highlights
Shareholder Expense Example
Portfolio of Investments Summary Tables
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statement of Changes in Net Assets
Notes to Financial Statements
Evaluation and Approval of Advisory Contract
Voting Proxies on Fund Portfolio Securities
Quarterly Portfolio Schedule

Financial Highlights – Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2011	Year Ended November 30,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$23.32	$21.24	$13.97	$26.04	$23.49	$18.22
Income From Investment Operations:
Net investment income[1]	0.17	0.07	0.16	0.32	0.21	0.53
Net realized and unrealized gain (loss) on investments and foreign currency transactions	3.61	2.02	7.58	(12.22)	2.82	4.83
TOTAL FROM INVESTMENT OPERATIONS	3.78	2.09	7.74	(11.90)	3.03	5.36
Less Distributions:
Distributions from net investment income	(0.04)	(0.01)	(0.47)	(0.17)	(0.48)	(0.09)
Redemption Fees	—	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]
Regulatory Settlements Proceeds	0.11[3]	—	—	—	—	—
Net Asset Value, End of Period	$27.17	$23.32	$21.24	$13.97	$26.04	$23.49
Total Return[4]	16.71%[3]	9.85%	56.56%	(46.00)%	13.09%	29.51%
Ratios to Average Net Assets:
Net expenses	1.49%[5,6]	1.65%[6]	1.78%	1.65%	1.65%	1.65%
Net investment income	1.35%[5]	0.33%	0.98%	1.45%	0.83%	2.54%
Expense waiver/reimbursement[7]	0.14%[5]	0.12%	0.42%	0.24%	0.08%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$279,213	$186,495	$178,706	$51,749	$115,052	$86,655
Portfolio turnover	5%	24%	21%	3%	12%	8%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	During the six months ended May 31, 2011, the Fund received regulatory settlements from an unaffiliated third party, which had an impact of 0.47% on the total return.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.49% and 1.65% for the six months ended May 31, 2011 and for the year ended November 30, 2010, respectively, after taking into account these expense reductions.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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1

Financial Highlights – Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2011	Year Ended November 30,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$22.02	$20.20	$13.12	$24.49	$22.14	$17.22
Income From Investment Operations:
Net investment income (loss)[1]	0.05	(0.09)	0.03	0.13	0.02	0.36
Net realized and unrealized gain (loss) on investments and foreign currency transactions	3.43	1.91	7.18	(11.50)	2.66	4.56
TOTAL FROM INVESTMENT OPERATIONS	3.48	1.82	7.21	(11.37)	2.68	4.92
Less Distributions:
Distributions from net investment income	—	—	(0.13)	—	(0.33)	—
Redemption Fees	—	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]
Regulatory Settlements Proceeds	0.11[3]	—	—	—	—	—
Net Asset Value, End of Period	$25.61	$22.02	$20.20	$13.12	$24.49	$22.14
Total Return[4]	16.30%[3]	9.01%	55.41%	(46.43)%	12.23%	28.57%
Ratios to Average Net Assets:
Net expenses	2.24%[5,6]	2.40%[6]	2.52%	2.40%	2.40%	2.40%
Net investment income (loss)	0.60%[5]	(0.42)%	0.22%	0.64%	0.06%	1.80%
Expense waiver/reimbursement[7]	0.14%[5]	0.12%	0.43%	0.24%	0.08%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$20,619	$15,973	$18,719	$12,837	$46,055	$46,604
Portfolio turnover	5%	24%	21%	3%	12%	8%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	During the six months ended May 31, 2011, the Fund received regulatory settlements from an unaffiliated third party, which had an impact of 0.50% on the total return.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 2.24% and 2.40% for the six months ended May 31, 2011 and for the year ended November 30, 2010, respectively, after taking into account these expense reductions.
7	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

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2

Financial Highlights – Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2011	Year Ended November 30,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$21.98	$20.16	$13.15	$24.55	$22.20	$17.27
Income From Investment Operations:
Net investment income (loss)[1]	0.05	(0.09)	0.03	0.14	0.02	0.36
Net realized and unrealized gain (loss) on investments and foreign currency transactions	3.42	1.91	7.17	(11.54)	2.67	4.57
TOTAL FROM INVESTMENT OPERATIONS	3.47	1.82	7.20	(11.40)	2.69	4.93
Less Distributions:
Distributions from net investment income	—	—	(0.19)	—	(0.34)	—
Redemption Fees	—	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]
Regulatory Settlement Proceeds	0.11[3]	—	—	—	—	—
Net Asset Value, End of Period	$25.56	$21.98	$20.16	$13.15	$24.55	$22.20
Total Return[4]	16.29%[3]	9.03%	55.37%	(46.44)%	12.27%	28.55%
Ratios to Average Net Assets:
Net expenses	2.24%[5,6]	2.40%[6]	2.54%	2.39%	2.39%	2.40%
Net investment income (loss)	0.60%[5]	(0.43)%	0.18%	0.68%	0.09%	1.82%
Expense waiver/reimbursement[7]	0.14%[5]	0.13%	0.41%	0.24%	0.08%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$49,173	$38,557	$36,918	$5,474	$14,662	$11,911
Portfolio turnover	5%	24%	21%	3%	12%	8%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	During the six months ended May 31, 2011, the Fund received regulatory settlements from an unaffiliated third party, which had an impact of 0.45% on the total return.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 2.24% and 2.40% for the six months ended May 31, 2011 and for the year ended November 30, 2010, respectively, after taking into account these expense reductions.
7	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

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3

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2011	Period Ended 11/30/2010[1]
Net Asset Value, Beginning of Period	$23.35	$20.61
Income From Investment Operations:
Net investment income (loss)[2]	0.29	(0.01)
Net realized and unrealized gain on investments and foreign currency transactions	3.52	2.75
TOTAL FROM INVESTMENT OPERATIONS	3.81	2.74
Less Distributions:
Distributions from net investment income	(0.07)	—
Redemption Fees	—	0.00[3]
Regulatory Settlement Proceeds	0.12[4]	—
Net Asset Value, End of Period	$27.21	$23.35
Total Return[5]	16.86%[4]	13.29%
Ratios to Average Net Assets:
Net expenses	1.24%[6,7]	1.24%[6,7]
Net investment income (loss)	1.60%[6]	(0.07)%[6]
Expense waiver/reimbursement[8]	0.13%[6]	0.23%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$59,354	$15,947
Portfolio turnover	5%	24%[9]
1	Reflects operations for the period from June 21, 2010 (date of initial investment) to November 30, 2010.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	During the six months ended May 31, 2011, the Fund received regulatory settlements from an unaffiliated third party, which had an impact of 0.34% on the total return.
5	Based on net asset value.
6	Computed on an annualized basis.
7	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.24% and 1.24% for the six months ended May 31, 2011 and for the period ended November 30, 2010, respectively, after taking into account these expense reductions.
8	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
9	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the entire fiscal year ended November 30, 2010.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
4

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (“loads”) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2010 to May 31, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 12/1/2010	Ending Account Value 5/31/2011	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,167.10	$8.05
Class B Shares	$1,000	$1,163.00	$12.08
Class C Shares	$1,000	$1,162.90	$12.08
Institutional Shares	$1,000	$1,168.60	$6.70
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,017.50	$7.49
Class B Shares	$1,000	$1,013.76	$11.25
Class C Shares	$1,000	$1,013.76	$11.25
Institutional Shares	$1,000	$1,017.50	$6.24
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.49%
Class B Shares	2.24%
Class C Shares	2.24%
Institutional Shares	1.24%
Semi-Annual Shareholder Report
6

Portfolio of Investments Summary Tables (unaudited)

At May 31, 2011, the Fund's portfolio composition1 was as follows:

Country	Percentage of Total Net Assets
Switzerland	19.3%
United Kingdom	15.0%
France	9.8%
Germany	8.7%
Jersey Channel Isle	5.1%
Hong Kong	5.0%
Ireland	5.0%
Singapore	4.0%
Bermuda	3.5%
Canada	3.3%
Sweden	2.9%
Spain	2.7%
Mexico	2.2%
Netherlands	1.9%
United States	1.4%
Australia	1.3%
Brazil	1.3%
Norway	1.3%
Cash Equivalents[2]	5.7%
Other Assets and Liabilities — Net[3]	0.6%
TOTAL	100.0%
1	Country allocations are based primarily on the country in which a company is incorporated. However, the Fund's Adviser may allocate a company to a country based on other factors such as location of the company's principal office, the location of the principal trading market for the company's securities or the country where a majority of the company's revenues are derived.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

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7

At May 31, 2011, the Fund's sector classification composition4 was as follows:

Sector Classification	Percentage of Total Net Assets
Financials	29.9%
Consumer Discretionary	21.1%
Industrials	17.7%
Materials	9.2%
Consumer Staples	9.2%
Energy	4.4%
Information Technology	2.2%
Cash Equivalents[2]	5.7%
Other Assets and Liabilities — Net[3]	0.6%
TOTAL	100.0%
4	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual securities assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
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8

Portfolio of Investments

May 31, 2011 (unaudited)

Shares			Value in U.S. Dollars
		COMMON STOCKS – 93.7%
		Australia – 1.3%
1,174,700		Boart Longyear Group	5,390,033
		Bermuda – 3.5%
321,576		Invesco Ltd.	7,933,280
137,169	[1]	Signet Jewelers Ltd.	6,311,146
		TOTAL	14,244,426
		Brazil – 1.3%
574,200		Hypermarcas SA	5,404,449
		Canada – 3.3%
210,616		Nexen, Inc.	4,858,613
80,600		Potash Corp. of Saskatchewan, Inc.	4,561,960
129,414		Sun Life Financial Services of Canada	4,067,482
		TOTAL	13,488,055
		France – 9.8%
159,264		Accor SA	7,317,016
275,200		AXA	5,893,796
158,794		BNP Paribas SA	12,423,550
172,045	[1]	Edenred	5,114,083
22,923		L'Oreal SA	2,890,097
346,103		Tf1 — Tv Francaise	6,218,718
		TOTAL	39,857,260
		Germany – 8.7%
109,475		Bayerische Motoren Werke AG	9,707,264
154,511		Daimler AG	10,911,997
146,148		SAP AG	9,094,085
119,571		ThyssenKrupp AG	5,695,005
		TOTAL	35,408,351
		Hong Kong – 5.0%
887,650	[1]	Dah Sing Financial Group	5,045,760
1,315,900		Hang Lung Properties Ltd.	5,479,701
327,086		Sun Hung Kai Properties	5,092,897
440,500		Wing Hang Bank Ltd.	4,798,083
		TOTAL	20,416,441
		Ireland – 5.0%
396,288		CRH PLC	8,644,609
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9

Shares			Value in U.S. Dollars
903,303		Grafton Group PLC	4,619,674
143,800		Ingersoll-Rand PLC, Class A	7,175,620
		TOTAL	20,439,903
		Jersey Channel Isle – 5.1%
626,900		UBM PLC	5,989,283
223,332	[1]	Wolseley PLC	7,574,067
577,752		WPP PLC	7,233,009
		TOTAL	20,796,359
		Mexico – 2.2%
56,900		Grupo Aeroportuario del Sureste SAB de CV, Class B, ADR	3,420,259
238,300		Grupo Televisa SA, ADR	5,607,199
		TOTAL	9,027,458
		Netherlands – 1.9%
108,283		Akzo Nobel NV	7,831,312
		Norway – 1.3%
84,900		Yara International ASA	5,121,747
		Singapore – 4.0%
711,000		City Developments Ltd.	6,539,609
499,140		DBS Group Holdings Ltd.	5,991,114
243,154		United Overseas Bank Ltd.	3,831,504
		TOTAL	16,362,227
		Spain – 2.7%
925,825		Banco Santander, SA	11,037,789
		Sweden – 2.9%
243,800		Assa Abloy AB, Class B	6,784,505
279,200		Volvo AB, Class B	5,056,931
		TOTAL	11,841,436
		Switzerland – 19.3%
203,500		ABB Ltd.	5,465,549
167,934		Adecco SA	11,483,206
117,512		Compagnie Financiere Richemont SA, Class A	7,668,039
322,363		Credit Suisse Group AG	13,874,139
5,361		Givaudan SA	5,908,411
230,545		Julius Baer Group Ltd.	10,149,806
95,248		Nestle S.A.	6,118,071
17,049		Swatch Group AG, Class B	8,495,899
Semi-Annual Shareholder Report
10

Shares			Value in U.S. Dollars
480,971	[1]	Weatherford International Ltd.	9,508,796
		TOTAL	78,671,916
		United Kingdom – 15.0%
703,000		Britvic PLC	5,054,543
286,082		Diageo PLC	6,098,473
1,389,173		HSBC Holdings PLC	14,585,631
182,774		Imperial Tobacco Group PLC	6,552,792
224,239		InterContinental Hotels Group PLC	4,797,130
1,137,808		Michael Page International PLC	10,010,554
94,000		Reckitt Benckiser PLC	5,336,139
196,932		Schroders PLC	5,319,939
555,000	[1]	SOCO International PLC	3,645,143
		TOTAL	61,400,344
		United States – 1.4%
343,200		International Game Technology	5,916,768
		TOTAL COMMON STOCKS (IDENTIFIED COST $286,309,313)	382,656,274
		MUTUAL FUND – 5.7%
23,201,487	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.14% (AT NET ASSET VALUE)	23,201,487
		TOTAL INVESTMENTS — 99.4% (IDENTIFIED COST $309,510,800)[4]	405,857,761
		OTHER ASSETS AND LIABILITIES - NET — 0.6%[5]	2,500,524
		TOTAL NET ASSETS — 100%	$408,358,285
1	Non-income producing security.
2	Affiliated holding.
3	7-Day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2011.

Semi-Annual Shareholder Report

11

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments In Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$5,916,768	$ —	$ —	$5,916,768
International	58,848,804	317,890,702[1]	—	376,739,506
Mutual Fund	23,201,487	—	—	23,201,487
TOTAL SECURITIES	87,967,059	$317,890,702	$ —	$405,857,761
1	Includes $202,370,350 of securities transferred from Level 1 to Level 2 because fair market value factors were applied to equity securities traded principally in foreign market to account for significant post market close activity. Transfers shown represent the value of the securities at the beginning of the period.

The following acronym is used throughout this portfolio:

ADR	— American Depositary Receipt

See Notes which are an integral part of the Financial Statements

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12

Statement of Assets and Liabilities

May 31, 2011 (unaudited)

Assets:
Total investments in securities, at value including $23,201,487 of investments in an affiliated issuer (Note 5) (identified cost $309,510,800)		$405,857,761
Cash denominated in foreign currencies (identified cost $133,530)		148,059
Receivable for shares sold		2,887,380
Income receivable		1,048,872
Receivable for investments sold		749,859
TOTAL ASSETS		410,691,931
Liabilities:
Payable for investments purchased	$1,500,897
Payable for shares redeemed	642,699
Payable for shareholder services fee (Note 5)	79,346
Payable for distribution services fee (Note 5)	43,633
Payable for Directors'/Trustee's fees	2,420
Accrued expenses	64,651
TOTAL LIABILITIES		2,333,646
Net assets for 15,188,308 shares outstanding		$408,358,285
Net Assets Consist of:
Paid-in capital		$367,451,588
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		96,422,835
Accumulated net realized loss on investments and foreign currency transactions		(57,644,882)
Undistributed net investment income		2,128,744
TOTAL NET ASSETS		$408,358,285
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13

Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($279,213,198 ÷ 10,277,734 shares outstanding), $0.001 par value, 300,000,000 shares authorized	$27.17
Offering price per share (100/94.50 of $27.17)	$28.75
Redemption proceeds per share	$27.17
Class B Shares:
Net asset value per share ($20,618,713 ÷ 805,226 shares outstanding), $0.001 par value, 200,000,000 shares authorized	$25.61
Offering price per share	$25.61
Redemption proceeds per share (94.50/100 of $25.61)	$24.20
Class C Shares:
Net asset value per share ($49,172,757 ÷ 1,923,830 shares outstanding), $0.001 par value, 200,000,000 shares authorized	$25.56
Offering price per share	$25.56
Redemption proceeds per share (99.00/100 of $25.56)	$25.30
Institutional Shares:
Net asset value per share ($59,353,617 ÷ 2,181,518 shares outstanding), $0.001 par value, 100,000,000 shares authorized	$27.21
Offering price per share	$27.21
Redemption proceeds per share	$27.21

See Notes which are an integral part of the Financial Statements

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14

Statement of Operations

Six Months Ended May 31, 2011 (unaudited)

Investment Income:
Dividends (including $19,509 received from an affiliated holding (Note 5) and net of foreign taxes withheld of $491,924)		$4,839,473
Expenses:
Investment adviser fee (Note 5)	$1,702,540
Administrative fee (Note 5)	134,631
Custodian fees	50,848
Transfer and dividend disbursing agent fees and expenses	317,667
Directors'/Trustees' fees	109
Auditing fees	14,020
Legal fees	3,196
Portfolio accounting fees	53,401
Distribution services fee (Note 5)	239,822
Shareholder services fee (Note 5)	375,654
Account administration fee (Note 2)	8,391
Share registration costs	35,044
Printing and postage	39,276
Insurance premiums	2,333
Taxes	8,751
Miscellaneous	3,608
TOTAL EXPENSES	2,989,291
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15

Statement of Operations — continued
Waivers, Reimbursement and Reduction:
Waiver/reimbursement of investment adviser fee (Note 5)	$(207,285)
Waiver of administrative fee (Note 5)	(25,721)
Reimbursement of other operating expenses (Note 5)	(12,925)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(2,239)
TOTAL WAIVERS, REIMBURSEMENT AND REDUCTION		$(248,170)
Net expenses			$2,741,121
Net investment income			2,098,352
Realized and Unrealized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			4,124,072
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			38,228,972
Net realized and unrealized gain on investments and foreign currency transactions			42,353,044
Change in net assets resulting from operations			$44,451,396

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2011	Year Ended 11/30/2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,098,352	$350,578
Net realized gain on investments and foreign currency transactions	4,124,072	342,682
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	38,228,972	20,294,048
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	44,451,396	20,987,308
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(358,066)	(94,049)
Institutional Shares	(51,018)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(409,084)	(94,049)
Share Transactions:
Proceeds from sale of shares	166,212,520	87,519,632
Net asset value of shares issued to shareholders in payment of distributions declared	355,279	83,039
Cost of shares redeemed	(60,717,834)	(85,886,619)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	105,849,965	1,716,052
Redemption Fees	—	18,915
Regulatory Settlement Proceeds:
Net increase from regulatory settlements (Note 11)	1,494,391	—
Change in net assets	151,386,668	22,628,226
Net Assets:
Beginning of period	256,971,617	234,343,391
End of period (including undistributed net investment income of $2,128,744 and $439,476, respectively)	$408,358,285	$256,971,617

See Notes which are an integral part of the Financial Statements

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17

Notes to Financial Statements

May 31, 2011 (unaudited)

1. Organization

Federated World Investment Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated International Leaders Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide long-term growth of capital.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Directors (the “Directors”).
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

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Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or subcustodian in which the Fund holds a “securities entitlement” and exercises “control” as Semi-Annual Shareholder Report

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those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution services, shareholder services and account administration fees. For the six months ended May 31, 2011, account administration fees for the Fund were as follows:

Account Administration Fees Incurred
Class A Shares	$8,047
Class C Shares	344
TOTAL	$8,391

Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.

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Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2011, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At May 31, 2011, the Fund had no outstanding foreign exchange contracts.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the Semi-Annual Shareholder Report

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respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Additional Disclosure Related to Derivative Instruments

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2011

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$(55,609)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$2,791

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. Capital Stock

The following tables summarize capital stock activity:

	Six Months Ended 5/31/2011		Year Ended 11/30/2010
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	3,937,768	$103,722,129	2,563,605	$56,693,826
Shares issued to shareholders in payment of distributions declared	11,897	304,689	3,812	83,039
Shares redeemed	(1,669,602)	(44,041,765)	(2,983,876)	(63,680,063)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	2,280,063	$59,985,053	(416,459)	$(6,903,198)
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	Six Months Ended 5/31/2011		Year Ended 11/30/2010
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	200,009	$4,988,630	189,388	$3,862,656
Shares redeemed	(120,034)	(2,972,585)	(390,846)	(7,879,772)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	79,975	$2,016,045	(201,458)	$(4,017,116)
	Six Months Ended 5/31/2011		Year Ended 11/30/2010
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	622,857	$15,416,185	588,838	$12,111,268
Shares redeemed	(452,877)	(11,164,899)	(665,869)	(13,615,712)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	169,980	$4,251,286	(77,031)	$(1,503,904)
	Six Months Ended 5/31/2011		Period Ended 11/30/2010[1]
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,593,716	$42,085,576	713,210	$14,851,882
Shares issued to shareholders in payment of distributions declared	1,974	50,590	—	—
Shares redeemed	(97,099)	(2,538,585)	(30,283)	(711,612)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,498,591	$39,597,581	682,927	$14,140,270
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	4,028,609	$105,849,965	(12,021)	$1,716,052
1	Reflects operations for the period from June 21, 2010 (date of initial investment) to November 30, 2010.

Redemption Fees

Prior to January 31, 2011, the Fund imposed a 2.00% redemption fee to shareholders of the Fund's Class A Shares, Class B Shares, Class C Shares and Institutional Shares who redeemed shares held for 30 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, were not subject to the redemption fee. All redemption fees were recorded by the Fund as additions to paid-in capital. For the six months ended May 31, 2011, there were no redemption fees for Class A Shares, Class B Shares, Class C Shares and Institutional Shares. For the year ended November 30, 2010, the redemption fees for Class A Shares, Class B Shares, Class C Shares and Institutional Shares amounted to $14,336, $1,430, $3,020 and $129, respectively.

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4. Federal Tax Information

At May 31, 2011, the cost of investments for federal tax purposes was $309,510,800. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates was $96,346,961. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $99,310,405 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,963,444.

At November 30, 2010, the Fund had a capital loss carryforward of $61,767,806 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2015	$32,016,386
2016	$24,743,792
2017	$5,007,628

As a result of the tax-free transfer of assets from Federated International Equity Fund, the use of certain capital loss carryforwards listed above may be limited.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

5. Investment Adviser Fee and Other Transactions With Affiliates

Investment Adviser Fee

Federated Global Investment Management Corp. is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.00% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended May 31, 2011, the Adviser voluntarily waived $195,621 of its fee and voluntarily reimbursed $12,925 of other operating expenses.

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Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2011, the net fee paid to FAS was 0.064% of average daily net assets of the Fund. FAS waived $25,721 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%

On June 15, 2010, the Board of Directors approved an amendment to the Distribution Plan to reduce the distribution (12b-1) fee that may be charged by the Fund's Class A Shares from 0.25% to 0.05%. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2011, distribution services fees for the Fund were as follows:

Distribution Services Fees Incurred
Class B Shares	$69,047
Class C Shares	170,775
TOTAL	$239,822
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For the six months ended May 31, 2011, FSC retained $30,286 of fees paid by the Fund. For the six months ended May 31, 2011, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Directors. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2011, FSC retained $32,153 in sales charges from the sale of Class A Shares. FSC also retained $117 of CDSC relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $8,510 of Service Fees for the six months ended May 31, 2011. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended May 31, 2011, Service Fees for the Fund were as follows:

Service Fees Incurred
Class A Shares	$296,640
Class B Shares	23,015
Class C Shares	55,999
TOTAL	$375,654

For the six months ended May 31, 2011, FSSC received $7,287 of fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.49%, 2.24%, 2.24% and 1.24% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) January 31, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.

General

Certain Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

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Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended May 31, 2011, the Adviser reimbursed $11,664. Transactions involving the affiliated holding during the six months ended May 31, 2011, were as follows:

Affiliate	Balance of Shares Held 11/30/2010	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 5/31/2011	Value	Dividend Income
Federated Prime Value Obligations Fund, Institutional Shares	2,847,596	91,058,371	70,704,480	23,201,487	$23,201,487	$19,509

6. Expense Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended May 31, 2011, the Fund's expenses were reduced by $2,239 under these arrangements.

7. Investment Transactions

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2011, were as follows:

Purchases	$107,128,426
Sales	$14,447,772

8. Concentration of Risk

The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.

9. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of May 31, 2011, there were no outstanding loans. During the six months ended May 31, 2011, the Fund did not utilize the LOC.

10. Interfund Lending

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2011, there were no outstanding loans. During the six months ended May 31, 2011, the program was not utilized.

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11. REGULATORY SETTLEMENTS PROCEEDS

During the six months ended May 31, 2011, the Fund received $1,494,391 in settlement of administrative proceedings against other unaffiliated third parties involving findings by the SEC of market timing and/or late trading of mutual funds. The settlements are recorded as an increase to paid-in capital in the accompanying financial statements.

12. subsequent events

On May 13, 2011, the Board of Directors approved the reorganization of Tributary International Equity Fund (the “Tributary Fund”) into the Fund. If approved at a special meeting of Tributary Fund shareholders, the transfer of assets from the Tributary Fund into the Fund is expected to occur after the close of business on July 22, 2011.

Additionally, if the plan of reorganization is approved, the January 31, 2012, date in the definition of “Termination Date,” as presented on page 26 of this Semi-Annual Report under the section entitled Expense Limitation, shall be deemed changed to June 30, 2012, with respect only to the Institutional Shares of the Fund.

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.

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Evaluation and Approval of Advisory Contract – May 2011

federated iNTERnational leaders fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2011. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report

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mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the one-year, three-year and five-year periods covered by the Evaluation, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

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Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are reasonable and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes Semi-Annual Shareholder Report

32

were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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33

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

Semi-Annual Shareholder Report
34

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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35

Federated International Leaders Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31428U847
Cusip 31428U839
Cusip 31428U821
Cusip 31428U623

G02455-04 (7/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  © Federated Investors, Inc.

Semi-Annual Shareholder Report
May 31, 2011

Share Class	Ticker
A	ISCAX
B	ISCBX
C	ISCCX
IS	ISCIX

Federated International Small-Mid Company Fund

Fund Established 1996

A Portfolio of Federated World Investment Series, Inc.

Financial Highlights
Shareholder Expense Example
Portfolio of Investments Summary Tables
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statement of Changes in Net Assets
Notes to Financial Statements
Evaluation and Approval of Advisory Contract
Voting Proxies on Fund Portfolio Securities
Quarterly Portfolio Schedule

Financial Highlights – Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2011	Year Ended November 30,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$35.24	$31.28	$20.27	$53.10	$41.91	$32.72
Income From Investment Operations:
Net investment income (loss)[1]	0.09	(0.06)	0.03	(0.03)	(0.11)	(0.14)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	6.97	4.02	10.95	(26.58)	11.29	9.50
TOTAL FROM INVESTMENT OPERATIONS	7.06	3.96	10.98	(26.61)	11.18	9.36
Less Distributions:
Distributions from net investment income	—	—	—	—	—	(0.17)
Distributions from net realized gain on investments and foreign currency transactions	—	—	—	(6.22)	—	—
TOTAL DISTRIBUTIONS	—	—	—	(6.22)	—	(0.17)
Redemption Fees	—	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]
Regulatory Settlement Proceeds	0.16[3]	—	0.03[3]	—	0.01[3]	—
Net Asset Value, End of Period	$42.46	$35.24	$31.28	$20.27	$53.10	$41.91
Total Return[4]	20.49%[3]	12.66%	54.32%[3]	(56.62)%	26.70%[3,5]	28.71%
Ratios to Average Net Assets:
Net expenses	1.80%[6]	1.80%	1.80%	1.82%	1.81%	1.84%
Net investment income (loss)	0.46%[6]	(0.18)%	0.14%	(0.08)%	(0.22)%	(0.36)%
Expense waiver/reimbursement[7]	0.17%[6]	0.20%	0.20%	0.09%	0.00%[8]	0.00%[8]
Supplemental Data:
Net assets, end of period (000 omitted)	$211,649	$197,294	$243,049	$180,093	$520,998	$341,692
Portfolio turnover	26%	62%	125%	55%	56%	70%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	During the six months ended May 31, 2011 and the years ended November 30, 2009 and 2007, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.44%, 0.15% and 0.02%, respectively, on the total returns.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	During the year ended November 30, 2007, the Fund was reimbursed by the Adviser, which had an impact of 0.02% on the total return.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.
8	Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

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1

Financial Highlights – Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2011	Year Ended November 30,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$31.20	$27.92	$18.23	$48.75	$38.76	$30.34
Income From Investment Operations:
Net investment income (loss)[1]	(0.06)	(0.29)	(0.14)	(0.32)	(0.40)	(0.38)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	6.16	3.57	9.80	(23.98)	10.38	8.80
TOTAL FROM INVESTMENT OPERATIONS	6.10	3.28	9.66	(24.30)	9.98	8.42
Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	—	—	—	(6.22)	—	—
TOTAL DISTRIBUTIONS	—	—	—	(6.22)	—	—
Redemption Fees	—	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]
Regulatory Settlement Proceeds	0.14[3]	—	0.03[3]	—	0.01[3]	—
Net Asset Value, End of Period	$37.44	$31.20	$27.92	$18.23	$48.75	$38.76
Total Return[4]	20.00%[3]	11.75%	53.15%[3]	(56.98)%	25.77%[3,5]	27.75%
Ratios to Average Net Assets:
Net expenses	2.60%[6]	2.60%	2.60%	2.58%	2.56%	2.59%
Net investment loss	(0.37)%[6]	(1.01)%	(0.65)%	(0.83)%	(0.89)%	(1.09)%
Expense waiver/reimbursement[7]	0.12%[6]	0.15%	0.16%	0.09%	0.00%[8]	0.00%[8]
Supplemental Data:
Net assets, end of period (000 omitted)	$15,533	$15,363	$20,141	$18,485	$105,868	$128,181
Portfolio turnover	26%	62%	125%	55%	56%	70%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	During the six months ended May 31, 2011 and the years ended November 30, 2009 and 2007, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.44%, 0.16% and 0.02%, respectively, on the total returns.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	During the year ended November 30, 2007, the Fund was reimbursed by the Adviser, which had an impact of 0.02% on the total return.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and net investment loss ratios shown above.
8	Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

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2

Financial Highlights – Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2011	Year Ended November 30,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$31.18	$27.90	$18.22	$48.70	$38.72	$30.31
Income From Investment Operations:
Net investment income (loss)[1]	(0.06)	(0.28)	(0.14)	(0.29)	(0.42)	(0.39)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	6.15	3.56	9.79	(23.97)	10.39	8.80
TOTAL FROM INVESTMENT OPERATIONS	6.09	3.28	9.65	(24.26)	9.97	8.41
Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	—	—	—	(6.22)	—	—
Redemption Fees	—	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]
Regulatory Settlement Proceeds	0.14[3]	—	0.03[3]	—	0.01[3]	—
Net Asset Value, End of Period	$37.41	$31.18	$27.90	$18.22	$48.70	$38.72
Total Return[4]	19.98%[3]	11.76%	53.13%[3]	(56.95)%	25.77%[3,5]	27.75%
Ratios to Average Net Assets:
Net expenses	2.60%[6]	2.60%	2.60%	2.57%	2.55%	2.59%
Net investment loss	(0.32)%[6]	(0.99)%	(0.64)%	(0.83)%	(0.92)%	(1.10)%
Expense waiver/reimbursement[7]	0.12%[6]	0.15%	0.16%	0.09%	0.00%[8]	0.00%[8]
Supplemental Data:
Net assets, end of period (000 omitted)	$42,469	$38,156	$44,062	$33,250	$85,229	$70,353
Portfolio turnover	26%	62%	125%	55%	56%	70%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	During the six months ended May 31, 2011 and the years ended November 30, 2009 and 2007, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.44%, 0.16% and 0.02%, respectively, on the total returns.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	During the year ended November 30, 2007, the Fund was reimbursed by the Adviser, which had an impact of 0.02% on the total return.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment loss ratios shown above.
8	Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

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3

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2011	Year Ended November 30,		Period Ended 11/30/2008[1]
		2010	2009
Net Asset Value, Beginning of Period	$35.45	$31.40	$20.30	$41.46
Income From Investment Operations:
Net investment income[2]	0.15	0.00[3]	0.08	0.05
Net realized and unrealized gain (loss) on investments and foreign currency transactions	6.99	4.05	10.99	(21.21)
TOTAL FROM INVESTMENT OPERATIONS	7.14	4.05	11.07	(21.16)
Redemption Fees	—	0.00[3]	0.00[3]	0.00[3]
Regulatory Settlement Proceeds	0.16[4]	—	0.03[4]	—
Net Asset Value, End of Period	$42.75	$35.45	$31.40	$20.30
Total Return[5]	20.59%[4]	12.90%	54.68%[4]	(51.04)%
Ratios to Average Net Assets:
Net expenses	1.60%[6]	1.60%	1.60%	1.55%[6]
Net investment income	0.73%[6]	0.01%	0.31%	0.18%[6]
Expense waiver/reimbursement[7]	0.12%[6]	0.15%	0.16%	0.09%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$45,552	$36,945	$32,854	$20,018
Portfolio turnover	26%	62%	125%	55%[8]
1	Reflects operations for the period from March 31, 2008 (date of initial investment) to November 30, 2008.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	During the six months ended May 31, 2011 and the year ended November 30, 2009, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.45% and 0.15%, respectively, on the total return.
5	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
8	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal year ended November 30, 2008.

See Notes which are an integral part of the Financial Statements

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (“loads”) on purchase or redemption payments and redemption/exchange fees; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2010 to May 31, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments, or redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 12/1/2010	Ending Account Value 5/31/2011	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,204.90	$9.89
Class B Shares	$1,000	$1,200.00	$14.26
Class C Shares	$1,000	$1,199.80	$14.26
Institutional Shares	$1,000	$1,205.60	$8.80
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,015.96	$9.05
Class B Shares	$1,000	$1,011.97	$13.04
Class C Shares	$1,000	$1,011.97	$13.04
Institutional Shares	$1,000	$1,016.95	$8.05
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.80%
Class B Shares	2.60%
Class C Shares	2.60%
Institutional Shares	1.60%

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6

Portfolio of Investments Summary Tables (unaudited)

At May 31, 2011, the Fund's portfolio composition1 was as follows:

Country	Percentage of Total Net Assets
United Kingdom	19.7%
Germany	11.8%
France	8.2%
Canada	6.1%
Singapore	5.5%
Netherlands	5.0%
Japan	3.6%
Switzerland	3.3%
Norway	2.7%
Spain	2.6%
Sweden	2.3%
Jersey Channel Isle	2.2%
Austria	2.1%
Ireland	2.0%
Italy	2.0%
Thailand	2.0%
Cayman Islands	1.8%
Hong Kong	1.7%
Bermuda	1.5%
Indonesia	1.2%
Israel	1.2%
Chile	1.0%
Australia	0.9%
Denmark	0.8%
Mexico	0.7%
Other[2]	1.5%
Cash Equivalents[3]	5.3%
Other Assets and Liabilities — Net[4]	1.3%
TOTAL	100.0%
1	Country allocations are based primarily on the country in which a company is incorporated. However, the Fund's adviser may allocate a company to a country based on other factors such as location of the company's principal office, the location of the principal trading market for the company's securities or the country where a majority of the company's revenues are derived.
2	Other includes an exchange-traded fund.
3	Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

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7

At May 31, 2011, the Fund's sector classification composition5 was as follows:

Sector Classification	Percentage of Total Net Assets
Industrials	27.3%
Consumer Discretionary	17.4%
Materials	16.4%
Energy	10.9%
Information Technology	7.5%
Financials	6.6%
Consumer Staples	3.9%
Health Care	1.9%
Other[2]	1.5%
Cash Equivalents[3]	5.3%
Other Assets and Liabilities — Net[4]	1.3%
TOTAL	100.0%
5	Except for Other Securities, Other Assets and Liabilities, and Cash Equivalents, sector classifications are based upon, and individual securities assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.
Semi-Annual Shareholder Report
8

Portfolio of Investments

May 31, 2011 (unaudited)

Shares			Value
		COMMON STOCKS – 91.9%
		Australia – 0.9%
650,000		Boart Longyear Group	2,982,482
		Austria – 2.1%
63,157		Andritz AG	6,653,160
		Bermuda – 1.5%
120,849		Invesco Ltd.	2,981,345
37,400	[1]	Signet Jewelers Ltd.	1,720,774
		TOTAL	4,702,119
		Canada – 6.1%
38,200		Agrium, Inc.	3,352,579
15,500		First Quantum Minerals Ltd.	2,107,942
38,600		National Bank of Canada, Montreal	3,225,133
50,800		Pacific Rubiales	1,417,796
99,900		SNC-Lavalin Group, Inc.	5,880,474
307,300	[1]	Thompson Creek Metals Co., Inc.	3,337,278
		TOTAL	19,321,202
		Cayman Islands – 1.8%
1,520,000		Boer Power Holdings, Ltd.	1,514,061
71,800		Herbalife Ltd.	4,040,904
		TOTAL	5,554,965
		Chile – 1.0%
50,400		Sociedad Quimica Y Minera de Chile, ADR	3,153,528
		Denmark – 0.8%
108,708		Chr. Hansen Holding	2,616,936
		France – 8.2%
50,000		Accor SA	2,297,135
23,414		Arkema	2,570,338
25,000		Bureau Veritas SA	2,100,873
124,202		Faurecia	5,319,390
45,211	[1]	JC Decaux SA	1,455,364
56,000		Publicis Groupe	3,090,132
41,300		Rhodia, Inc.	1,851,311
34,500		Technip SA	3,717,884
183,069		Tf1 — Tv Francaise	3,289,352
		TOTAL	25,691,779
Semi-Annual Shareholder Report
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Shares			Value
		Germany – 11.8%
15,985		Adidas AG	1,204,184
62,100		Aixtron SE	2,464,448
452,899		Commerzbank AG, Frankfurt	2,073,643
452,899	[1]	Commerzbank, AG, Rights	576,813
129,584		GEA Group AG	4,365,710
127,188		Gildemeister AG	2,946,187
45,125		Heidelberger Zement AG	3,145,586
44,066		Hochtief AG	3,709,877
30,400		Hugo Boss AG, Preference	2,740,809
56,101		Lanxess	4,852,033
125,127		Leoni AG	7,044,599
24,206		Rheinmetall Berlin AG	2,085,520
		TOTAL	37,209,409
		Hong Kong – 1.7%
499,500		Dah Sing Financial Group	2,839,359
1,939,000		Techtronic Industries Co.	2,367,838
		TOTAL	5,207,197
		Indonesia – 1.2%
3,100,000	[1]	Indofood CBP Sukses Makmur TBK PT	1,834,176
678,333		PT United Tractors	1,827,971
		TOTAL	3,662,147
		Ireland – 2.0%
65,000		Ingersoll-Rand PLC, Class A	3,243,500
133,100	[1]	Warner Chilcott PLC	3,209,041
		TOTAL	6,452,541
		Israel – 1.2%
102,765	[1]	NICE-Systems Ltd., ADR	3,658,434
		Italy – 2.0%
327,200	[1]	Yoox SpA	6,292,966
		Japan – 3.6%
169,000		Fuji Heavy Industries	1,246,423
123,300		JSR Corp.	2,447,840
78,000		Nabtesco Corp.	1,765,352
115,200		THK Co. Ltd.	2,842,240
33,400		Tokyo Electron Ltd.	1,847,191
379,000		Ube Industries	1,176,130
		TOTAL	11,325,176
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Shares			Value
		Jersey Channel Isle – 2.2%
349,707		UBM PLC	3,341,034
106,000		Wolseley PLC	3,594,877
		TOTAL	6,935,911
		Mexico – 0.7%
555,660		Mexichem SA de CV	2,170,622
		Netherlands – 5.0%
72,419		ASM Lithography Holding NV	2,826,267
49,916		Fugro NV	3,976,934
126,247		Imtech NV	4,754,922
62,084		Koninklijke DSM NV	4,163,462
		TOTAL	15,721,585
		Norway – 2.7%
950,000	[1]	DNO International ASA	1,338,274
58,050		Fred Olsen Energy A.S.A.	2,278,369
240,000		Opera Software ASA	1,613,227
56,381		Yara International ASA	3,401,287
		TOTAL	8,631,157
		Singapore – 5.5%
239,000		City Developments Ltd.	2,198,265
531,300		Keppel Corp. Ltd.	4,964,220
995,300		Keppel Land Ltd.	3,301,922
981,000		Sembcorp Marine Ltd.	4,255,787
1,100,000		Straits Asia Resources Ltd.	2,712,765
		TOTAL	17,432,959
		Spain – 2.6%
74,142		Obrascon Huarte Lain, SA	2,781,297
65,626		Tecnicas Reunidas SA	3,715,500
46,000		Viscofan Industria Navarra De Envolturas Celulosicas SA	1,846,466
		TOTAL	8,343,263
		Sweden – 2.3%
156,200		Assa Abloy AB, Class B	4,346,759
100,523		Getinge AB, Class B	2,808,664
		TOTAL	7,155,423
		Switzerland – 3.3%
92,487		Adecco SA	6,324,194
185,000	[1]	Clariant AG	4,069,748
		TOTAL	10,393,942
Semi-Annual Shareholder Report
11

Shares			Value
		Thailand – 2.0%
370,000		Bangkok Bank Public Co., Ltd.	1,976,295
1,924,800		Bank of Ayudhya Ltd.	1,783,309
111,050		Banpu Public Co. Ltd.	2,701,676
		TOTAL	6,461,280
		United Kingdom – 19.7%
145,789		Aggreko PLC	4,495,169
309,507		Amec PLC	5,902,224
75,000		ARM Holdings PLC, ADR	2,141,250
119,026	[1]	ASOS PLC	4,651,373
52,669	[1]	Autonomy Corp. PLC	1,559,582
626,000		Britvic	4,500,916
269,211		Cookson Group PLC	3,049,597
134,317		Croda International PLC	4,310,832
148,900	[1]	Dialog Semiconductor PLC	2,832,829
159,777		InterContinental Hotels Group PLC	3,418,099
82,967		Johnson Matthey PLC	2,895,996
305,000		Micro Focus International PLC	1,883,782
246,820		Rightmove PLC	4,486,588
11,929,933	[1]	Rolls-Royce Holdings PLC	1,311,522
270,000	[1]	SOCO International PLC	1,773,313
300,000	[1]	Telecity Group PLC	2,685,345
146,800	[1]	The Carphone Warehouse PLC	945,187
140,000		Travis Perkins PLC	2,486,431
55,200		Weir Group PLC (The)	1,820,336
465,861		Wood Group (John) PLC	4,816,251
		TOTAL	61,966,622
		TOTAL COMMON STOCKS (IDENTIFIED COST $185,099,288)	289,696,805
		EXCHANGE-TRADED FUND – 1.5%
		Japan – 1.5%
467,000		iShares MSCI Japan (IDENTIFIED COST $4,730,756)	4,796,090
		MUTUAL FUNDS – 5.3%
16,566,585	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.14% (AT NET ASSET VALUE)	16,566,585
		TOTAL INVESTMENTS — 98.7% (IDENTIFIED COST $206,396,629)[4]	311,059,480
		OTHER ASSETS AND LIABILITIES - NET — 1.3%[5]	4,143,998
		TOTAL NET ASSETS — 100%	$315,203,478
Semi-Annual Shareholder Report
12

1	Non-income producing security.
2	Affiliated holding.
3	7-Day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2011.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices And Investments In Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
International	45,660,023	244,036,782	—	289,696,805
Exchange-Traded Fund	4,796,090	—	—	4,796,090
Mutual Fund	16,566,585	—	—	16,566,585
TOTAL SECURITIES	$67,022,698	$244,036,782	$ —	$311,059,480

The following acronym is used throughout this portfolio:

ADR	— American Depositary Receipt

See Notes which are an integral part of the Financial Statements

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13

Statement of Assets and Liabilities

May 31, 2011 (unaudited)

Assets:
Total investments in securities, at value, including $16,566,585 of investment in an affiliated holding (Note 5) (identified cost $206,396,629)		$311,059,480
Cash		1,827,348
Cash denominated in foreign currencies (identified cost $1,711,547)		1,770,601
Income receivable		1,226,276
Receivable for shares sold		126,609
Other assets		291,137
TOTAL ASSETS		316,301,451
Liabilities:
Payable for shares redeemed	$494,668
Payable for capital gains taxes withheld (Note 2)	290,391
Payable for transfer and dividend disbursing agent fees and expenses	109,354
Payable for distribution services fee (Note 5)	72,520
Payable for shareholder services fee (Note 5)	8,948
Payable for Directors'/Trustees' fees	249
Accrued expenses	121,843
TOTAL LIABILITIES		1,097,973
Net assets for 7,600,491 shares outstanding		$315,203,478
Net Assets Consist of:
Paid-in capital		$229,956,151
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		104,707,808
Accumulated net realized loss on investments and foreign currency translations		(19,966,648)
Undistributed net investment income		506,167
TOTAL NET ASSETS		$315,203,478
Semi-Annual Shareholder Report
14

Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($211,649,274 ÷ 4,984,890 shares outstanding), $0.001 par value, 100,000,000 shares authorized	$42.46
Offering price per share (100/94.50 of $42.46)	$44.93
Redemption proceeds per share (98.00/100 of $42.46)	$41.61
Class B Shares:
Net asset value per share ($15,533,476 ÷ 414,848 shares outstanding), $0.001 par value, 100,000,000 shares authorized	$37.44
Offering price per share	$37.44
Redemption proceeds per share (92.50/100 of $37.44)	$34.63
Class C Shares:
Net asset value per share ($42,468,752 ÷ 1,135,133 shares outstanding), $0.001 par value, 100,000,000 shares authorized	$37.41
Offering price per share	$37.41
Redemption proceeds per share (97.00/100 of $37.41)	$36.29
Institutional Shares:
Net asset value per share ($45,551,976 ÷ 1,065,620 shares outstanding), $0.001 par value, 100,000,000 shares authorized	$42.75
Offering price per share	$42.75
Redemption proceeds per share (98.00/100 of $42.75)	$41.90

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Six Months Ended May 31, 2011 (unaudited)

Investment Income:
Dividends (including $4,425 received from an affiliated holding (Note 5) and net of foreign taxes withheld of $435,633)		$3,472,051
Interest		27,443
TOTAL INCOME		3,499,494
Expenses:
Investment adviser fee (Note 5)	$1,926,499
Administrative fee (Note 5)	134,631
Custodian fees	106,757
Transfer and dividend disbursing agent fees and expenses	340,124
Directors'/Trustees' fees	2,655
Auditing fees	14,023
Legal fees	3,880
Portfolio accounting fees	50,946
Distribution services fee (Note 5)	476,369
Shareholder services fee (Note 5)	70,893
Account administration fee (Note 2)	162
Share registration costs	27,911
Printing and postage	36,543
Insurance premiums	2,338
Taxes	11,396
Miscellaneous	4,189
TOTAL EXPENSES	3,209,316
Semi-Annual Shareholder Report
16

Statement of Operations — continued
Waivers, Reimbursements and Reduction:
Waiver/reimbursement of investment adviser fee (Note 5)	$(171,074)
Waiver of administrative fee (Note 5)	(17,345)
Waiver of distribution services fee (Note 5)	(52,305)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(1,122)
TOTAL WAIVERS, REIMBURSEMENTS AND REDUCTION		$(241,846)
Net expenses			$2,967,470
Net investment income			532,024
Realized and Unrealized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (including capital gain taxes withheld of $28,281)			29,346,401
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			25,240,483
Net realized and unrealized gain on investments and foreign currency transactions			54,586,884
Change in net assets resulting from operations			$55,118,908

See Notes which are an integral part of the Financial Statements

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17

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2011	Year Ended 11/30/2010
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$532,024	$(954,395)
Net realized gain on investments and foreign currency transactions	29,346,401	44,167,101
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	25,240,483	(8,193,419)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	55,118,908	35,019,287
Share Transactions:
Proceeds from sale of shares	25,715,152	48,575,707
Cost of shares redeemed	(54,606,847)	(135,979,645)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(28,891,695)	(87,403,938)
Redemption Fees	—	36,846
Regulatory Settlement Proceeds:
Net increase from regulatory settlement (Note 11)	1,217,226	—
Change in net assets	27,444,439	(52,347,805)
Net Assets:
Beginning of period	287,759,039	340,106,844
End of period (including undistributed (distributions in excess of) net investment income of $506,167 and $(25,857), respectively)	$315,203,478	$287,759,039

See Notes which are an integral part of the Financial Statements

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18

Notes to Financial Statements

May 31, 2011 (unaudited)

1. Organization

Federated World Investment Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated International Small-Mid Company Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide long-term growth of capital.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Directors (the “Directors”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium) which approximates market value.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

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19

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

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20

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or subcustodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services, and shareholder services fees. For the six months ended May 31, 2011, account administration fees for the Fund were as follows:

Account Administration Fees Incurred
Class C Shares	$162
TOTAL	$162

Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.

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21

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2011, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At May 31, 2011, the Fund had no outstanding foreign exchange contracts.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the Semi-Annual Shareholder Report

22

respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Additional Disclosure Related to Derivative Instruments

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2011

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$(111,282)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$(1,469)

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. Capital Stock

The following tables summarize capital stock activity:

	Six Months Ended 5/31/2011		Year Ended 11/30/2010
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	372,708	$14,856,385	972,097	$31,493,451
Shares redeemed	(985,957)	(38,942,659)	(3,143,474)	(102,480,332)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(613,249)	$(24,086,274)	(2,171,377)	$(70,986,781)
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	Six Months Ended 5/31/2011		Year Ended 11/30/2010
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	24,854	$863,841	39,109	$1,139,636
Shares redeemed	(102,347)	(3,597,967)	(267,137)	(7,628,824)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(77,493)	$(2,734,126)	(229,028)	$(6,489,188)
	Six Months Ended 5/31/2011		Year Ended 11/30/2010
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	125,601	$4,373,485	220,166	$6,395,033
Shares redeemed	(214,267)	(7,497,865)	(575,880)	(16,462,408)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(88,666)	$(3,124,380)	(355,714)	$(10,067,375)
	Six Months Ended 5/31/2011		Year Ended 11/30/2010
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	137,838	$5,621,441	286,788	$9,547,587
Shares redeemed	(114,485)	(4,568,356)	(290,805)	(9,408,181)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	23,353	$1,053,085	(4,017)	$139,406
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(756,055)	$(28,891,695)	(2,760,136)	$(87,403,938)

Redemption Fees

The Fund imposes a 2.00% redemption fee to shareholders of the Fund's Class A Shares, Class B Shares, Class C Shares and Institutional Shares who redeem shares held for 30 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, will not be subject to the redemption fee. All redemption fees are recorded by the Fund as additions to paid-in capital. For the six months ended May 31, 2011, there were no redemption fees for Class A Shares, Class B Shares, Class C Shares and Institutional Shares. For the year ended November 30, 2010, the redemption fees for Class A Shares, Class B Shares, Class C Shares and Institutional Shares amounted to $26,069, $2,001, $4,645 and $4,131, respectively.

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24

4. Federal Tax Information

At May 31, 2011, the cost of investments for federal tax purposes was $206,396,629. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates was $104,662,851. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $106,628,661 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,965,810.

At November 30, 2010, the Fund had a capital loss carryforward of $48,957,398 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2016	$38,502,869
2017	$10,454,529

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

5. Investment Adviser Fee and Other Transactions With Affiliates

Investment Adviser Fee

Federated Global Investment Management Corp. is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.25% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2011, the Adviser voluntarily waived $168,170 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Semi-Annual Shareholder Report
25

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2011, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $17,345 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2011, distribution service fees for the Fund were as follows:

	Distribution Service Fees Incurred	Distribution Service Fees Waived
Class A Shares	$261,526	$(52,305)
Class B Shares	59,468	—
Class C Shares	155,375	—
TOTAL	$476,369	$(52,305)

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2011, FSC did not retain any fees paid by the Fund.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2011, FSC retained $5,839 in sales charges from the sale of Class A Shares. FSC also retained $9,720 of CDSC relating to redemptions of Class C Shares.

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26

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended May 31, 2011, Service Fees for the Fund were as follows:

Service Fees Incurred
Class B Shares	$19,823
Class C Shares	51,070
TOTAL	$70,893

For the six months ended May 31, 2011, the Fund's Class A Shares did not incur a Service Fee.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.80%, 2.60%, 2.60% and 1.60% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) January 31, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.

General

Certain Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended May 31, 2011, the Adviser reimbursed $2,904. Transactions with the affiliated company during the six months ended May 31, 2011, were as follows:

Affiliate	Balance of Shares Held 11/30/2010	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 5/31/2011	Value	Dividend Income
Federated Prime Value Obligations Fund, Institutional Shares	—	70,430,046	53,863,461	16,566,585	$16,566,585	$4,425
Semi-Annual Shareholder Report
27

6. Expense Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended May 31, 2011, the Fund's expenses were reduced by $1,122 under these arrangements.

7. Investment Transactions

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2011, were as follows:

Purchases	$77,633,838
Sales	$121,704,710

8. Concentration of Risk

The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.

9. Line of Credit

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of May 31, 2011, there were no outstanding loans. During the six months ended May 31, 2011, the Fund did not utilize the LOC.

10. Interfund Lending

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2011, there were no outstanding loans. During the six months ended May 31, 2011, the program was not utilized.

11. regulatory settlement proceeds

The Fund received $1,217,226 for the six months ended May 31, 2011, in settlement of administrative proceedings against other unaffiliated third parties involving findings by the SEC of market timing and/or late trading of mutual funds. The settlements are recorded as an increase to paid-in capital in the accompanying financial statements.

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28

Evaluation and Approval of Advisory Contract – May 2011

federated iNTERnational SMALL-MID COMPANY fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2011. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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29

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report

30

mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the periods covered by the Evaluation, the Fund's performance for the five-year period was at the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one and three-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees Semi-Annual Shareholder Report

31

and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are Semi-Annual Shareholder Report

32

reasonable and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Federated International Small-Mid Company Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31428U748
Cusip 31428U730
Cusip 31428U722
Cusip 31428U631

G01743-02 (7/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  © Federated Investors, Inc.

Item 2.                      Code of Ethics

Not Applicable

Item 3.                      Audit Committee Financial Expert

Not Applicable

Item 4.                      Principal Accountant Fees and Services

Not Applicable

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                                Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                                Federated World Investment Series, Inc.

By	/S/Richard A. Novak
Richard A. Novak, Principal Financial Officer

Date	July 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date	July 19, 2011

By	/S/Richard A. Novak
Richard A. Novak, Principal Financial Officer

Date	July 19, 2011